Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
Other current assets consist of the following:

(in thousands of $)	September 30, 2025	December 31, 2024
Gas derivative instrument (note 7 and 19) (1)	18,352	—
Oil derivative instrument (note 7 and 19) (1)	14,927	—
Interest receivable from money market deposits and bank accounts (note 19)	4,810	2,053
Prepaid expenses	4,925	2,939
Receivable from IRS derivatives (note 19)	1,371	1,745
Inventories	840	2,077
MTM asset on IRS derivatives (note 19)	—	422
Other (2)	5,428	38,646
Other current assets	50,653	47,882
(1) As of September 30, 2025, balances related to the FLNG Hilli's LTA were reclassified from “Other non-current assets” to “Other current assets” to reflect the LTA’s scheduled maturity in July 2026 (note 14).
(2) Included in “Other” are receivables from bp of $nil and $31.6 million, as of September 30, 2025 and December 31, 2024, respectively. Following the COD of FLNG Gimi, these receivables were reclassified from “Other current assets” to “Trade receivables”. Also included in “Other” at December 31, 2024 was $2.4 million in waived dividends related to the acquisition of the non-controlling interest in FLNG Hilli, which was released in February 2025.